SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
SEGMENT INFORMATION
Summary of each segment's revenue, loss from operations, loss before income taxes and net loss

	For the Three Months ended December 31, 2022
	Automobile	Online ride-
	Transaction and	hailing
	Related	platform
	Services	Services	Unallocated	Consolidated
Revenues	$930,625	$810,295	$—	$1,740,920
Interest income	$467	$64	$13	$544
Depreciation and amortization	$429,419	$12,128	$21,638	$463,185
Loss from operations	$(999,958)	$(69,672)	$(259,746)	$(1,329,376)
Loss before income taxes	$(700,414)	$(56,667)	$(229,188)	$(986,269)
Net loss	$(700,414)	$(56,667)	$(229,188)	$(986,269)
Capital expenditure	$1,238,504	$—	$—	$1,238,504

	For the Nine Months ended December 31, 2022
		Online ride-
	Automobile	hailing
	Transaction and	platform
	Related Services	Services	Unallocated	Consolidated
Revenues	$3,353,400	$2,970,518	$—	$6,323,918
Interest income	$1,292	$168	$57	$1,517
Depreciation and amortization	$1,470,335	$47,594	$63,298	$1,581,227
Loss from operations	$(2,854,231)	$(262,097)	$(1,238,849)	$(4,355,177)
Income (loss) before income taxes	$(2,071,478)	$(253,477)	$402,802	$(1,922,153)
Net income (loss)	$(2,071,478)	$(253,477)	$402,802	$(1,922,153)
Capital expenditure	$1,240,404	$—	$—	$1,240,404

	For the three months ended December 31, 2021
		Online ride-
	Automobile	hailing
	Transaction and	platform			Discontinued	Continuing
	related service	services	Unallocated	Total	operations	operations
Revenues	$2,525,893	$1,017,156	$—	$3,543,049	$1,882,930	$1,660,119
Interest income	$618	$72	$81	$771	$288	$483
Interest expense	$16,451	$24	$—	$16,475	$16,475	$—
Depreciation and amortization	$1,425,441	$8,058	$3,179	$1,436,678	$886,651	$550,027
Loss from operations	$(1,289,884)	$(629,177)	$(979,941)	$(2,899,002)	$(390,710)	$(2,508,292)
Income (loss) before income taxes	$(1,069,871)	$(792,769)	$1,735,058	$(127,582)	$(418,355)	$290,773
Net income (loss)	$(1,074,410)	$(792,769)	$1,735,058	$(132,121)	$(418,355)	$286,234
Capital expenditure	$1,321,226	$—	$—	$1,321,226	$—	$1,321,226

	For the nine months ended December 31, 2021
		Online ride-
	Automobile	hailing
	Transaction and	platform			Discontinued	Continuing
	related service	services	Unallocated	Total	operations	operations
Revenues	$6,631,579	$1,617,454	$—	$8,249,033	$5,096,441	$3,152,592
Interest income	$1,198	$785	$389	$2,372	$514	$1,858
Interest expense	$37,587	$6,536	$—	$44,123	$38,251	$5,872
Depreciation and amortization	$4,269,755	$23,135	$9,580	$4,302,470	$2,857,864	$1,444,606
Loss from operations	$(3,606,376)	$(6,358,532)	$(1,813,645)	$(11,778,553)	$(2,182,402)	$(9,596,151)
Income (loss) before income taxes	$(3,520,754)	$(6,649,325)	$2,549,947	$(7,620,132)	$(2,418,757)	$(5,201,375)
Net income (loss)	$(3,525,304)	$(6,649,325)	$2,549,947	$(7,624,682)	$(2,418,757)	$(5,205,925)
Capital expenditure	$3,484,051	$—	$—	$3,484,051	$—	$3,484,051

	For the year ended March 31, 2022
	Automobile
	Transaction and	Online ride-
	related	hailing platform			Discontinued	Continuing
	service	services	Unallocated	Total	operations	operations
Revenues	$9,077,761	$2,665,457	$—	$11,743,218	$6,830,116	$4,913,102
Loss from operations	$(3,957,831)	$(6,962,113)	$(3,179,759)	$(14,099,703)	$(2,537,715)	$(11,561,988)
loss before income taxes	$(4,682,007)	$(7,438,693)	$3,771,912	$(8,348,788)	$(2,747,209)	$(5,601,579)
Net income (loss)	$(4,686,573)	$(7,438,693)	$3,771,912	$(8,353,354)	$(2,747,209)	$(5,606,145)

	For the year ended March 31, 2021
		Online ride-
	Automobile	hailing
	Transaction and	platform	Discontinued			Discontinued	Continuing
	Related services	services	P2P Business	Unallocated	Total	operations	operations
Revenues	$5,257,280	$903,254	$7,153	$—	$6,167,687	$3,978,847	$2,188,840
Loss from operations	$(6,126,494)	$(1,894,971)	$(81,285)	$(2,163,082)	$(10,265,832)	$(4,254,403)	$(6,011,429)
loss before income taxes	$(7,009,570)	$(1,703,551)	$(61,976)	$(3,872,915)	$(12,648,012)	$(5,180,919)	$(7,467,093)
Net income (loss)	$(7,024,200)	$(1,703,551)	$(61,976)	$(3,872,912)	$(12,662,639)	$(5,187,214)	$(7,475,425)